Patents and Licenses (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Weighted Average Original Life (years)	15 years 8 months 1 day	15 years 8 months 1 day
Gross Carrying Amount	$ 13,840	$ 13,840
Accumulated Amortisation	$ 12,271	$ 12,181